Commitments	12 Months Ended
Nov. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments	Commitments
As of November 30, 2022, we expect the timing of our new ship growth capital commitments to be as follows:

(in millions) Year
2023	$1,755
2024	2,400	(a)
2025	895	(a)
Thereafter	—
	$5,050

(a) As of November 30, 2022, includes a ship subject to financing. Subsequent to November 30, 2022, we obtained financing for the 2024 and 2025 ship deliveries, such that these commitments are no longer subject to financing.